LEASES - Right-of-use lease asset by type (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 1,327,660	$ 1,114,597
Incremental borrowing rate (as a percent)	7.74%
Gross carrying amount
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 3,688,150	2,369,326
Gross carrying amount | Machinery and equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	661,544	598,561
Gross carrying amount | Vehicles
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	1,061,184	264,069
Gross carrying amount | Equipment and computer software
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	582,101	407,546
Gross carrying amount | Land and buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 1,383,321	$ 1,099,150